Line of Credit (Details) - USD ($)				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Aug. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 30, 2025	Mar. 31, 2025	Jan. 31, 2024	Apr. 26, 2023
Line of Credit [Line Items]
Repaid loans				$ 4,500,000
Interest expenses				560,132	$ 532,514
Short term debt				22,612,580		16,126,730
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility				$ 13,600,000					$ 100,000,000	$ 90,000,000
Interest rate for credit facility		6.50%	8.00%	9.50%
Unused line of credit				$ 76,400,000		69,000,000
Bank Credit Facility with BIDV [Member]
Line of Credit [Line Items]
Bank credit facility								$ 30,000,000
Short term debt				22,800,000
Property and Equipment [Member]
Line of Credit [Line Items]
Interest expenses					$ 73,479
BIDV [Member]
Line of Credit [Line Items]
Repaid loans				7,100,000
Line of Credit [Member]
Line of Credit [Line Items]
Bank credit facility
Line of Credit [Member] | BIDV [Member]
Line of Credit [Line Items]
Bank credit facility						21,000,000
Interest rate for credit facility	6.30%
Unused lines of Credit [Member] | BIDV [Member]
Line of Credit [Line Items]
Line of credit				7,200,000
Letter of Credit [Member]
Line of Credit [Line Items]
Bank credit facility						$ 11,400,000
Line of credit				4,500,000
Security deposit							$ 5,000,000
Bank deposits				$ 5,000,000